INTEREST-BEARING BANK BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 30,357	$ 4,307
Non-Revolving Facility, 5.22% interest, due March 22,2023, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings		$ 1,436
Interest rate (as a percent)	5.22%	5.22%
Non-Revolving Facility, 4.8% interest, due April 24,2023, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings		$ 2,871
Interest rate (as a percent)	4.80%	4.80%
Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 2,824
Interest rate (as a percent)	4.20%	4.20%
Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 1,412
Interest rate (as a percent)	4.00%	4.00%
Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 1,412
Interest rate (as a percent)	4.00%	4.00%
Non Revolving Facility, 4.0% interest, due April 15, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 4,235
Interest rate (as a percent)	4.00%	4.00%
Non Revolving Facility, 6.78% interest, due November 27, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 3,000
Interest rate (as a percent)	6.78%	6.78%
Non Revolving Facility, 6.0% interest, due November 14, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 10,650
Interest rate (as a percent)	6.00%	6.00%
Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 4,000
Interest rate (as a percent)	6.30%	6.30%
Non Revolving Facility, 4.0% interest, due December 25, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest-bearing bank borrowings	$ 2,824
Interest rate (as a percent)	4.00%	4.00%